Annual Fund Operating Expenses - Retail - Vanguard PRIMECAP Fund	Jan. 31, 2021
Investor Shares
Operating Expenses:
Management Fees	0.37%
12b-1 Distribution Fee	none
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.38%
Admiral Shares
Operating Expenses:
Management Fees	0.30%
12b-1 Distribution Fee	none
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.31%